Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 358,905	$ 413,676
Accounts receivable, net	74,196	81,688
Investment tax credits receivable	185,622	168,963
Other tax credits	113,264	117,658
Prepaid expenses	9,122	12,819
Total Current Assets	741,109	800,804
Investments	117,130	114,200
Property and equipment, net	21,964	23,758
Total Assets	880,203	938,762
Current liabilities
Accounts payable	31,658	20,451
Accrued liabilities	19,002	19,125
Total current liabiliities	108,238	132,346
Deferred rent	19,280	8,173
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2017 and March 31, 2017.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2017 and March 31, 2017.
Common shares, no par value, Unlimited authorized shares; 7,890,493 shares issued and outstanding as at June 30, 2017 and 7,890,493 shares as at March 31, 2017.	$ 19,491,757	$ 19,491,757
Additional paid-in capital	2,961,848	2,961,848
Accumulated deficit	(21,330,258)	(21,282,718)
Accumulated other comprehensive income	(370,662)	(372,644)
Total shareholders' equity	752,685	798,243
Total liability and equity	$ 880,203	$ 938,762